Stock-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Granted and Outstanding

Options outstanding under the 2004 and 2010 Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2014 at prices ranging from $14.25 to $87.45 per share	111,605	207,296	318,901
December 31, 2013 at prices ranging from $14.25 to $87.45 per share	112,546	186,561	299,107
December 31, 2012 at prices ranging from $14.25 to $87.45 per share	160,630	190,012	350,642

Summary of Stock Option Activity

Activity in the stock option plans for the years ended December 31, 2014, 2013 and 2012, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY (1)

Years Ended December 31,	2014		2013		2012
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	299,107	$36.80	350,642	$36.75	565,615	$39.70
Granted	144,296	19.33	19,222	17.95	46,529	14.60
Exercised	(802)	14.98	(559)	14.25	—	—
Forfeited	(24,324)	17.12	(30,758)	17.40	(19,423)	18.95
Expired	(98,579)	43.63	(39,440)	43.05	(242,079)	40.80

Options outstanding, end of year	318,901	$28.34	299,107	$36.75	350,642	$36.75

Options exercisable, end of year	161,984	$37.14	249,853	$40.50	235,755	$43.05

Options vested or expected to vest (2)	287,202	$29.34	249,176	$37.40	306,225	$37.30

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.
(2)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

Summary of Nonvested Option Activity

A summary of the Company’s nonvested Options at December 31, 2014, 2013 and 2012, respectively, are presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY (1)

Years Ended December 31,	2014		2013		2012
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	49,254	$17.75	116,948	$24.15	158,105	$29.50
Granted	144,296	8.70	19,222	17.95	46,529	14.60
Vested	(12,309)	8.44	(56,158)	31.30	(68,263)	31.50
Forfeited	(24,324)	7.91	(30,758)	17.40	(19,423)	18.95

Nonvested Options outstanding, end of year	156,917	$11.68	49,254	$17.75	116,948	$24.15

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.

Summary of Nonvested Stock Award Activity

A summary of the Company’s nonvested Stock Awards at December 31, 2014, 2013 and 2012, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

Years Ended December 31,	2014		2013		2012
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	86,366	$15.65	127,807	$16.50	35,197	$30..35
Issued	218,824	14.14	87,534	17.70	117,627	14.40
Vested	(21,930)	17.05	(19,980)	23.65	(21,202)	27.85
Forfeited	(34,606)	15.41	(108,995)	16.85	(3,815)	16.05

Nonvested Stock Awards outstanding, end of year	248,654	$14.22	86,366	$15.65	127,807	$16.50

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.